Submission	Nov. 08, 2024
Submission [Line Items]
Central Index Key	0001415404
Registrant Name	EchoStar CORP
Registration File Number	333-276368
Form Type	S-3
Submission Type	424B7
Fee Exhibit Type	EX-FILING FEES